Benefit Plans and Stock-Based Compensation - Summary of Stock Option Activity (Detail) (USD $)					12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011	Mar. 29, 2014 Mayors Stock Option Plan [Member]	Mar. 30, 2013 Mayors Stock Option Plan [Member]	Mar. 31, 2012 Mayors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Beginning balance	664,585	624,618	496,118	323,086	9,081	217,746	224,240
Forfeited/cancelled/Expired					(5,245)	(208,665)	(6,494)
Outstanding Ending balance	664,585	624,618	496,118	323,086	3,836	9,081	217,746
Outstanding Beginning balance	$ 1.21	$ 1.18	$ 1.26	$ 1.39	$ 7.18	$ 6.06	$ 7.40
Expired					$ 8.63	$ 6.01	$ 52.33
Outstanding Ending balance	$ 1.21	$ 1.18	$ 1.26	$ 1.39	$ 5.19	$ 7.18	$ 6.06